PREPAYMENTS ON VESSELS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Balance as of beginning of period	$ 14.1	$ 0.0	$ 0.0
Additions	68.3	0.0	17.5
Transferred to vessels	(53.1)	0.0	(3.4)
Carrying amount	$ 29.3	$ 0.0	$ 14.1